Capital - Additional Information (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of changes in the share capital
Total shareholders’ equity	€ (40,508,000)	€ (21,704,000)	€ 5,144,000	€ 8,834,000
Number of own shares (in shares)	18,575	18,575
Ordinary Shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares)	93,921,863
Par value per share (in EUR per share)	€ 0.05
The 2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Number of shares issued (in shares)	4,766
The 2017 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share)	€ 0.05
Number of shares issued (in shares)	7,581
Share capital
Disclosure of changes in the share capital
Total shareholders’ equity	€ 4,696,711	€ 4,687,000	€ 4,610,000	€ 4,192,000
Share capital | Ordinary Shares
Disclosure of changes in the share capital
Number of shares issued (in shares)	93,921,863	93,719,323	92,176,373	83,830,336